INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
Schedule of income tax expense

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Current income tax expense	726,198	820,947	2,342,124
Deferred tax benefit	(94,686)	(230,924)	47,637
	631,512	590,023	2,389,761

Schedule of reconciliation of the tax expense applicable to profit before tax at the statutory rates

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Profit before income tax	1,865,604	2,189,271	10,178,780

Tax expense calculated at the statutory tax rate of 25% (2020: 25%, 2019: 25%)	466,401	547,318	2,544,695
Tax effects of:
Different income tax rates applicable to certain branches and subsidiaries	(464,912)	(357,018)	(1,018,602)
Impact of change in income tax rate	4,594	(52,177)	32,107
Net impact of unrecognized temporary differences and tax losses for current and prior years	861,896	620,001	1,166,082
Expenses subject to additional deduction	(50,921)	(42,958)	(142,326)
Interest expenses of perpetual bonds	—	(86,034)	(76,807)
Expenses not deductible for tax purposes	56,448	51,583	42,786
Non-taxable income	(173,686)	—	—
Profits and losses attributable to joint ventures and associates	(79,720)	(70,577)	(156,762)
Others	11,412	(20,115)	(1,412)

Income tax expense	631,512	590,023	2,389,761

Effective tax rate	34%	27%	23%